Taxes - Schedule of Schedule of Reconciliation of Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of Provision for Income Taxes [Abstract]
Net loss before income tax, amount	$ (1,493,580)	$ (3,272,217)
Net loss before income tax, percentage
Tax at Hong Kong statutory tax rate amount	$ (246,441)	$ (539,916)
Tax at Hong Kong statutory tax rate percentage	16.50%	16.50%
Reconciling items:
Tax effect of temporary difference not recognized, amount	$ 90,480
Tax effect of temporary difference not recognized, percentage	(610.00%)
Tax effect of non-taxable income, amount		$ (89)
Tax effect of non-taxable income, percentage		0.00%
Tax effect of non-deductible expenses, amount	$ 68,980	$ 232,897
Tax effect of non-deductible expenses, percentage	(4.60%)	(7.10%)
Income tax credit, amount	$ (86,981)	$ (307,108)
Income tax credit, percentage	5.80%	9.40%